Annual Total Returns - Balanced Portfolio [BarChart] - 02.28 VIP Balanced Portfolio Investor PRO-14 - Balanced Portfolio - VIP Balanced Portfolio-Investor VIP	Apr. 30, 2021
Bar Chart Table:
Annual Return 2011	(3.71%)
Annual Return 2012	14.99%
Annual Return 2013	19.54%
Annual Return 2014	10.18%
Annual Return 2015	0.52%
Annual Return 2016	7.18%
Annual Return 2017	16.28%
Annual Return 2018	(4.28%)
Annual Return 2019	24.38%
Annual Return 2020	22.35%